TAXATION - PRC operations (Parenthetical) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%